LEASES - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Beginning balance	$ (2,442)
Ending balance	(1,801)	$ (2,442)
Cost
Right-of-use assets
Beginning balance	(3,272)	(1,149)
Additions in respect of new leases	274	2,123
Ending balance	(3,546)	(3,272)
Accumulated amortization
Right-of-use assets
Beginning balance	830
Depreciation for the year	915	830
Ending balance	1,745	830
Buildings
Right-of-use assets
Beginning balance	(1,902)
Ending balance	(1,280)	(1,902)
Buildings | Cost
Right-of-use assets
Beginning balance	(2,469)	(681)
Additions in respect of new leases		1,788
Ending balance	(2,469)	(2,469)
Buildings | Accumulated amortization
Right-of-use assets
Beginning balance	567
Depreciation for the year	622	567
Ending balance	1,189	567
Motor vehicles
Right-of-use assets
Beginning balance	(540)
Ending balance	(521)	(540)
Motor vehicles | Cost
Right-of-use assets
Beginning balance	(803)	(468)
Additions in respect of new leases	274	335
Ending balance	(1,077)	(803)
Motor vehicles | Accumulated amortization
Right-of-use assets
Beginning balance	263
Depreciation for the year	293	263
Ending balance	$ 556	$ 263